Investment Objectives and Goals - First Trust Indxx Critical Metals ETF	Oct. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Critical Metals ETF (FMTL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Critical Metals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Global Critical Metals Index (the “Index”).